EXHIBIT 99.6

Clayton Waived Conditions Summary

Client Name:	Two Harbors
Client Project Name:	ABMT 2016-1
Start - End Dates:	04/2015-11/2015
Deal Loan Count:	419

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Credit/Mtg History	CRDCRMH119	Consumer lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	1
Total				7

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